Stockholders' Equity Note Disclosure (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 30, 2023	Mar. 01, 2023	Sep. 26, 2022	Apr. 28, 2022	Jul. 09, 2021	Mar. 24, 2021	Sep. 30, 2011
Shares of common stock under the option plan	1,000,000				100,000,000
Common stock issuable, not yet issued	1,000,000
Preferred Authorized	10,000,000				10,000,000
Value of preferred stock at issuance associated with the acquisition (in Shares)				5
Series E Preferred, classified as mezzanine debt	$ 317,000				$ 0
Accrued dividends on preferred stock	$ 10,903	$ 6,563
Increase in authorized common shares						25,000,000,000	15,000,000,000	9,000,000,000	6,000,000,000	3,000,000,000
Reverse Stock Split	1 for 500 (the “Reverse Stock Split”), which was declared effective by Financial Industry Regulatory Authority (“FINRA”) effective April 17, 2023.
Value of outstanding warrants	$ 0
Stock Option Plan Shares
Common stock issuable, not yet issued	1,000,000
Series A Preferred Stock
Preferred Authorized	75										51
Preferred Par value	$ 0.001
Preferred Issued	75				75
Series B Preferred Stock
Preferred Authorized	4,900
Preferred Par value	$ 0.00001
Preferred Issued	3,000				3,000
Series C Preferred Stock
Preferred Authorized	5,000,000
Preferred Par value	$ 0.00001
Preferred Issued	0
Issuance of common for converted preferred			271,793
Series D Preferred Stock
Preferred Authorized	2,500,000
Preferred Par value	$ 0.00001
Preferred Issued	957,000				1,274,000
Series D converted Oct 2022
Preferred shares converted, amount of shares	317,000
Series E Preferred Stock
Preferred Authorized	2,500,000
Preferred Par value	$ 0.00001
Preferred Issued	317,000
Reverse stock split 2023
Reverse Stock Split	1 for 500, which was declared effective by FINRA effective April 17, 2023.